Note 44 (Tables)	12 Months Ended
Dec. 31, 2024
Administration Costs [Abstract]
Personnel Expenses Breakdown [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	2024	2023	2022 ⁽¹⁾
Wages and salaries		5,937	5,068	4,310
Social security costs		1,007	834	708
Defined contribution plan expense	25	158	139	87
Defined benefit plan expense	25	51	49	42
Other personnel expense		506	440	454
Total		7,659	6,530	5,601
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Administrative expenses [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Technology and systems	1,732	1,512	1,391
Communications	261	219	195
Advertising	441	349	266
Property, fixtures and materials	577	520	440
Taxes other than income tax	481	451	370
Surveillance and cash courier services	255	234	214
Other expense	1,253	1,090	897
Total	5,001	4,375	3,773
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).